RESERVES - Schedule of Movements in Foreign Currency Translation Reserve (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Balance at start of year	$ (1,178,258)	$ (1,008,244)	$ (596,331)
Exchange differences arising on translation into presentation currency	(1,602,139)	(170,014)	(411,913)
Balance at end of year	$ (2,780,397)	$ (1,178,258)	$ (1,008,244)